Related Party Transactions - Significant related party transactions (Details) - Related Party ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Tencent Group
Related Party Transactions
Services received from related party	¥ 6,772,163	$ 927,782	¥ 7,182,496	¥ 7,061,132
Fufeitong Group
Related Party Transactions
Services provided to related party			4,272	10,765
Services received from related party	¥ 902,266	$ 123,610	¥ 839,985	¥ 653,972